Income Taxes Expense (Benefit) (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 48,100,000
Operating Loss Carryforward Expiration Date	between 2024 and 2032
Foreign Tax Authority [Member]
Operating Loss Carryforwards	2,800,000
Tax Credit Carryforward, Amount	$ 734,000
Operating Loss Carryforward Expiration Date	between 2012 and 2030